Average Annual Total Returns - Nuveen Colorado Municipal Bond Fund		Sep. 30, 2020	Sep. 29, 2020
LipperOtherStatesMunicipalDebtFundsCategoryAverage [Member]
Average Annual Return:
1 Year	[1]	6.21%
5 Years	[1]	2.68%
10 Years	[1]	3.55%
Since Inception	[1]	3.47%
SPMunicipalBondIndex [Member]
Average Annual Return:
1 Year	[2]		7.26%
5 Years	[2]		3.50%
10 Years	[2]		4.41%
Since Inception	[2]		4.12%
Class A
Average Annual Return:
1 Year		3.20%
5 Years		2.86%
10 Years		4.40%
Since Inception
Inception Date		May 04, 2087
Class A | After Taxes on Distributions
Average Annual Return:
1 Year			3.20%
5 Years			2.86%
10 Years			4.40%
Since Inception
Inception Date			May 04, 2087
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			3.11%
5 Years			2.94%
10 Years			4.25%
Since Inception
Inception Date			May 04, 2087
Class C2
Average Annual Return:
1 Year		7.13%
5 Years		3.17%
10 Years		4.27%
Since Inception
Inception Date		Feb. 05, 2097
Class I
Average Annual Return:
1 Year		7.91%
5 Years		3.95%
10 Years		5.06%
Since Inception
Inception Date		Feb. 25, 2097
Class C
Average Annual Return:
1 Year		6.87%
5 Years		2.90%
10 Years
Since Inception		3.79%
Inception Date		Feb. 10, 2014

[1]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.
[2]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.